UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING


(Check One):
[X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [ ] Form N-SAR

               For Period Ended:  December 31, 2004

              [ ] Transition Report on Form 10-K
              [ ] Transition Report on Form 20-F
              [ ] Transition Report on Form 11-K
              [ ] Transition Report on Form 10-Q
              [ ] Transition Report on Form N-SAR

               For the Transition Period Ended:
                                               --------------------------------

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Read Attached Instruction Sheet Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

==============================================================================
PART 1 - REGISTRANT INFORMATION
==============================================================================

Full Name of Registrant:   Astrata Group Incorporated
                          -----------------------------------

Former Name if Applicable:
                          -----------------------------------

Address of Principal Executive Office

                       1801 Century Park East, Suite 1830
                      -------------------------------------
                                Street and Number

                       Los Angeles, California 90067-2320
                      -------------------------------------
                            City, State and Zip Code


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PART II - RULES 12B-25(b) AND (c)
==============================================================================

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to RULE 12b-25(b), the following should be completed. (Check box if appropriate)


|X|   (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

      (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by RULE 12b-25(c) has been attached if applicable.


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PART III - NARRATIVE
==============================================================================

State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 11-K, 20-F, Form 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.
(Attach extra sheets if needed)

This Annual Report on Form 10-KSB for the year ended February 28, 2005, could not be filed within the prescribed period because such report will be our first Annual Report on Form 10-KSB since the amalgamation on August 2, 2004. As the reconstituted entity, we have operations in various international geographical regions and we are in the process of consolidating all of our operations for financial reporting purposes. Further, we will need additional time to prepare the related Item 6 (Management's Discussion and Analysis or Plan of Operations).

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PART IV - OTHER INFORMATION
==============================================================================

(1) Name and telephone number of person to contact in regard to this notification

Martin Euler                             310            282-8646
----------------------------------   -----------   -------------------
      (Name)                         (Area Code)    (Telephone Number)


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(2)   Have all other periodic reports required under Section 12 or 15(d) of the
      Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If the answer is no, identify report(s).

      |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

      |_| Yes |X| No

      If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                           Astrata Group Incorporated
                       ----------------------------------
                  (Name of Registrant as Specified in Charter)

      Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date: May 25, 2005
                                By: /s/ Martin Euler
                                -----------------------------
                                MARTIN EULER
                                Chief Financial Officer





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